Acquired intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
Acquired intangible assets, net consisted of the following:

	December 31,
	2016	2017
Distribution networks	$—	$—
Trademarks	614,624	614,624
	$614,624	$614,624
Less: accumulated amortization	(614,624)	(614,624)
	$—	$—